SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share based payments	$ 343,253	$ 153,909	$ 550,517
Total	1,874,710	1,502,993	1,162,912
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	258,281	200,747	98,523
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	970,487	376,237	39,492
Intangible asset software [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	137,374	553,326	300,273
Research and development [member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)	83,699
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)		75,274	113,107
Professional fees [member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)	$ 81,616	$ 143,500	$ 61,000